                               FREEDOM MUTUAL FUND

                          FREEDOM CASH MANAGEMENT FUND

                        SUPPLEMENT DATED AUGUST 27, 2001
                    TO THE PROSPECTUS DATED FEBRUARY 26, 2001

     PRINCIPAL RISKS

     The Prospectus is hereby supplemented by adding the following as the second paragraph under the above caption on page 2 of the Prospectus:

     Because the Cash Management Fund may invest in securities issued by foreign banks, governments, financial institutions or other business organizations, the Fund is subject to certain additional risks on those securities. These risks may include unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. In addition, there may be less public information available about foreign issuers. Foreign issuers may also be subject to less governmental regulation and supervision than U.S. issuers.

FREEDOM CASH MANAGEMENT FUND                                         [FLAG LOGO]
--------------------------------------------------------------------------------

     A money market fund investing in a diversified portfolio of high-grade money market instruments.

FREEDOM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

     A money market fund investing exclusively in U.S. Government securities.

FREEDOM TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------

     A money market fund investing in a diversified portfolio of high quality short-term municipal securities, the income of which generally is exempt from federal income tax.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PROSPECTUS -- FEBRUARY 26, 2001

                                 ANNUAL REPORTS

                      FOR THE YEAR ENDED DECEMBER 31, 2000
                                BEGIN ON PAGE 17

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Fund Investment Objectives and Strategies...................    1
Volatility and Performance..................................    3
Investor Fees and Fund Expenses.............................    6
Investment Management.......................................    6
Buying, Selling, Exchanging Fund Shares.....................    7
Distributions and Taxes.....................................   12
Additional Information on Fund Investments..................   13
Financial Highlights........................................   15
Additional Information About the Funds......................   16

                                        (i)                           PROSPECTUS

                   FUND INVESTMENT OBJECTIVES AND STRATEGIES

FUNDAMENTAL OBJECTIVES

     The Cash Management Fund seeks to achieve as high a rate of current income as is consistent with the maintenance of liquidity and preservation of capital.

     The Government Securities Fund seeks to achieve as high a rate of current income as is consistent with the maintenance of liquidity and preservation of capital.

     The Tax Exempt Money Fund seeks to achieve as high a rate of current income exempt from federal income taxes as is consistent with the maintenance of liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

     Each Fund manages its portfolio subject to strict guidelines established by the Securities and Exchange Commission. These guidelines are designed so that the Funds may maintain a stable $1.00 share price, although there is no guarantee that a Fund will do so. Among other things, the guidelines require each Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days. In addition, all securities are denominated in U.S. dollars.

     All of the investments of each Fund must be high-quality securities. At least 95% of the total assets of each Fund must be "first tier" securities, which must be rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating category, or must be unrated securities that are considered equivalent by the investment manager. The remaining amount, up to 5% of total assets, must be invested in "second tier" securities, which, at the time of purchase, must be rated by Standard & Poor's or Moody's in their second highest short-term major rating category, or must be unrated securities but considered equivalent by the investment manager.

     Each Fund may adjust the composition of its portfolio as market conditions and economic outlooks change.

     For more information about the Funds' investments and practices, see Additional Information on Fund Investments on page 13.

PRINCIPAL INVESTMENTS

     The Cash Management Fund invests in a diversified portfolio of high quality, short-term money market instruments. These instruments may include: short-term corporate debt, such as commercial paper; U.S. and foreign bank certificates of deposit and bankers' acceptances; securities issued or guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities; asset and mortgage backed securities; and repurchase agreements.

     The Government Securities Fund invests exclusively in short-term U.S. government securities. These securities are issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities, and may include certain mortgage-backed securities.

                                                                      PROSPECTUS

     The Tax Exempt Money Fund invests at least 80% of its total assets in a diversified portfolio of municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

     - General Obligation Bonds -- where principal and interest are paid from the general tax revenues received by the issuer.

     - Revenue Bonds -- where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects. They are not general obligations of the issuer.

     - Industrial Development Bonds -- where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure used by a private entity. However, they are the general obligations of the private entity, not the issuer.

     The income generated by municipal securities generally is exempt from federal income tax.

     The Tax Exempt Money Fund has the right to invest up to 20% of its total assets in short-term, high-quality taxable fixed-income securities.

PRINCIPAL RISKS

     Each Fund's principal risks are those risks that could affect the overall yield of the Fund and thus, the return on your investment. They include factors that would cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies.

     Because the Tax Exempt Money Fund's securities are issued by states, their cities, towns and public authorities, the Fund's performance also may be affected by political and economic conditions at the state or local level. They may include state or city budgetary problems, declines in the tax base and, generally, any factor that may cause rating agencies to downgrade the credit ratings on state or municipal securities. Actual or proposed changes in tax rates, regulations or government-sponsored programs also could affect the yield on your investment.

     Each Fund's ability to meet redemption obligations could be burdened by its investments in securities restricted as to resale. Restricted securities generally trade among institutions in markets that are not as developed or that do not function as efficiently as more established markets.

     An investment in any of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any Fund.

                                                                      PROSPECTUS

                           VOLATILITY AND PERFORMANCE

     The information provided in the charts and tables that follow gives some indication of the risks of investing in each Fund by showing two aspects of a Fund's performance:

  Year-by-Year Total Return

     Year-by-year total return illustrates a Fund's performance for each of the last 10 calendar years. It indicates risk by showing how much returns can differ from one year to the next. Generally, funds with higher average annual total returns will also have higher volatility. Each Fund can also experience swings in short-term performance, as depicted below by the best and worst calendar quarter returns. The graphs include the effects of each Fund's expenses. No sales charges apply to purchases, exchanges or redemptions of Fund shares.

  Average Annual Total Return

     Average annual total return is a measure of a Fund's performance over time. It is calculated by taking the performance of a Fund over a given period and expressing it as an average annual rate. Average annual total return includes the effects of each Fund's expenses. It also assumes that you sold your shares at the end of the period.

     An independent measure of performance is listed with each Fund's average annual returns. These measures can be used as a rough guide when gauging the return of these and other investments. Keep in mind that these measures include the effects of Fund expenses.

     Of course, a Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

CASH MANAGEMENT FUND

                           YEAR-BY-YEAR TOTAL RETURNS

                                                                         CASH MANAGEMENT FUND
                                                                         --------------------
1991                                                                             5.60
1992                                                                             3.13
1993                                                                             2.50
1994                                                                             3.59
1995                                                                             5.38
1996                                                                             4.86
1997                                                                             5.03
1998                                                                             5.03
1999                                                                             4.67
2000                                                                             5.94

                                                                      PROSPECTUS

     During the 10-year period shown in the bar chart above, the highest return for a quarter was 1.61% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.60% (quarter ended June 30, 1993).

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                              (FOR THE YEAR ENDED 12/31/00)
                                                              -----------------------------
                                                              1 YEAR    5 YEARS    10 YEARS
                                                              ------    -------    --------
Cash Management Fund........................................   5.94%     5.10%       4.57%
*iMoneyNet First Tier Money Funds Average...................   5.64%     4.93%       4.60%

---------------
* The iMoneyNet First Tier Money Funds Average is an average of the performance of those money market funds that invest primarily in any allowable Rule 2a-7 investment, except second-tier commercial paper.

GOVERNMENT SECURITIES FUND

                           YEAR-BY-YEAR TOTAL RETURNS

                                                                      GOVERNMENT SECURITIES FUND
                                                                      --------------------------
1991                                                                             5.34
1992                                                                             3.18
1993                                                                             2.49
1994                                                                             3.36
1995                                                                             5.10
1996                                                                             4.69
1997                                                                             4.96
1998                                                                             4.93
1999                                                                             4.54
2000                                                                             5.83

     During the 10-year period shown in the bar chart above, the highest return for a quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.59% (quarter ended June 30, 1993).

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                              (FOR THE YEAR ENDED 12/31/00)
                                                              -----------------------------
                                                              1 YEAR    5 YEARS    10 YEARS
                                                              ------    -------    --------
Government Securities Fund..................................   5.83%     4.98%       4.44%
*iMoneyNet US Government & Agencies Taxable Funds Average...   5.61%     4.95%       4.87%

---------------
* The iMoneyNet US Government & Agencies Taxable Funds Average is an average of the performance of those money market funds that invest primarily in Treasury bills, securities issued by agencies of the U.S. government, and repurchase agreements backed by any of those securities.

                                                                      PROSPECTUS

TAX EXEMPT MONEY FUND

                           YEAR-BY-YEAR TOTAL RETURNS

                                                                         TAX EXEMPT MONEY FUND
                                                                         ---------------------
1991                                                                             3.96
1992                                                                             2.35
1993                                                                             1.73
1994                                                                             2.19
1995                                                                             3.23
1996                                                                             2.86
1997                                                                             3.04
1998                                                                             2.88
1999                                                                             2.68
2000                                                                             3.56

     During the 10-year period shown in the bar chart above, the highest return for a quarter was 1.08% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.41% (quarter ended March 31, 1993).

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                              (FOR THE YEAR ENDED 12/31/00)
                                                              -----------------------------
                                                              1 YEAR    5 YEARS    10 YEARS
                                                              ------    -------    --------
Tax Exempt Money Fund.......................................   3.56%     3.00%       2.85%
*iMoneyNet National Tax Free Funds Average..................   3.48%     3.00%       2.91%

---------------
* The iMoneyNet National Tax Free Funds Average (formerly, "IBC Stockbroker & General Purpose Tax Free Funds Average") is an average of the performance of those money market funds that invest primarily in obligations of tax-exempt entities, including state and municipal authorities.

     To obtain current yield information for any of the Funds, please call 1(800) 453-8206.

                                                                      PROSPECTUS

                        INVESTOR FEES AND FUND EXPENSES

UNDERSTANDING INVESTOR EXPENSES

     The information below gives you an idea of certain fees that you should expect to pay as an investor in each Fund and certain expenses which may be deducted from a Fund's assets.

                                                         CASH       GOVERNMENT       TAX
                                                      MANAGEMENT    SECURITIES      EXEMPT
                                                         FUND          FUND       MONEY FUND
                                                      ----------    ----------    ----------
SHAREHOLDER FEES
  Maximum Sales Charge (Load) Imposed on
     Purchases......................................     None          None          None
  Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends......................................     None          None          None
  Redemption Fees...................................     None          None          None
  Exchange Fees.....................................     None          None          None
  Maximum Account Fees..............................     None          None          None
ANNUAL FUND OPERATING EXPENSES
  Management Fees...................................     .46%          .50%          .50%
  Distribution (12b-1 Fees).........................     None          None          None
  Other Expenses....................................     .18%          .09%          .11%
          TOTAL FUND OPERATING EXPENSES.............     .64%          .59%          .61%

---------------

EXAMPLE

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It illustrates the effect of expenses on the value of a hypothetical $10,000 investment in a Fund at the end of one, three, five and ten year periods, assuming a 5% annual return and that a Fund's operating expenses remain constant:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Cash Management Fund...................................   $65       $205       $357        $798
Government Securities Fund.............................   $60       $189       $329        $738
Tax Exempt Money Fund..................................   $62       $195       $340        $762

     This example should not be considered a representation of past or future expenses or investment returns. Actual expenses and investment returns may be greater or less than those shown.

                             INVESTMENT MANAGEMENT

     Freedom Capital Management Corporation, One Beacon Street, Boston, Massachusetts 02108, is the investment manager for each of the Funds. The investment manager first began managing assets in 1930, and as of December 31, 2000, had approximately $9 billion of assets under management.
                                                                      PROSPECTUS

     The investment manager provides each Fund with overall investment advisory and administrative services, as well as general office facilities, as provided in its advisory agreement with the Funds. The investment manager receives a fee computed and paid monthly based upon the average daily net asset value of each Fund, payable at the annual rate of 0.50% on the first $500 million of net assets of such Fund and 0.45% on net assets in excess of that amount.

                    BUYING, SELLING, EXCHANGING FUND SHARES

OPENING AN ACCOUNT AND BUYING FUND SHARES

  Purchases by Clients of Tucker Anthony or Sutro

     You may open an account with a Fund and buy shares of a Fund through Tucker Anthony Incorporated ("Tucker Anthony") or Sutro & Co., Incorporated ("Sutro") utilizing a securities brokerage account. Your Tucker Anthony or Sutro investment executive can assist you through all phases of your investment, including initial and additional purchases, exchange and redemption.

     With Brokerage Account Balances Generally, if a properly completed order to purchase Fund shares is received at any Tucker Anthony or Sutro office before 12:00 noon New York time and paid utilizing a free credit balance (i.e. immediately available funds) available in your brokerage account, your order will be executed on the same business day and you will receive dividends on such shares beginning that day. If a properly completed order to purchase Fund shares is received at any Tucker Anthony or Sutro office after 12:00 noon New York time and paid utilizing a free credit balance available in your brokerage account, your order will be executed on the next business day and dividends on such shares will be paid beginning on that day. Any purchase utilizing funds other than a free credit balance available on your brokerage account will be effected as follows:

     By Check When you pay Tucker Anthony or Sutro by check, it normally is not credited to a Fund for at least two business days after the check is deposited. Checks drawn on banks that are not members of the Federal Reserve System may take longer. When you purchase shares by check, the Fund may withhold any payment on a redemption until it is reasonably satisfied that the investment has been collected and you will receive dividends on such shares beginning on such day.

     By Wire If notice from your bank of the wire transfer is received by Tucker Anthony or Sutro before 12:00 noon New York time, your order will be executed at 12:00 noon New York time on that day and you will receive dividends on such shares beginning on such day. If notice from your bank of the wire transfer is received by Tucker Anthony or Sutro after 12:00 noon New York time, your order will be executed at 12:00 noon New York time on the next business day and you will receive dividends on such shares beginning on such day. If you transfer payment by wire, the transfer may be subject to a service charge by your bank.

     You should note that Tucker Anthony or Sutro may benefit from the use of free credit balances in your brokerage account prior to their transfer to a Fund.

                                                                      PROSPECTUS

  Sweep Program

     Under the terms of the Tucker Anthony or Sutro "sweep" program, you may have your free credit balance in your brokerage account invested in shares of any Fund or any other Freedom money market fund, although at any one time your free credit balance may be invested automatically in only one fund. Free credit balances in available funds of $2,000 or more at the close of each business day will be invested automatically on the next business day in shares of the fund you designate and dividends on such shares will begin on the following business day. Automatic purchases using free credit balances of less than $2,000 will be made weekly, generally on Monday, based upon the free credit balance in the account at the close of business on the preceding Friday and dividends on such shares will begin on the following business day, generally on Tuesday.

     If you wish additional information concerning the "sweep" program, please call your investment executive.

  Freedom Asset Account

     You may also open an account in any Fund and purchase shares of any Fund with available cash in your Freedom Asset Account. A Freedom Asset Account is available through Tucker Anthony or Sutro and is composed of:

     - a Tucker Anthony or Sutro securities cash/margin account

     - an account with one of the Funds

     - a checkwriting account through Banc One

     - a Visa Gold(R) Debit Card with ATM access from Banc One

     Once you have opened a Freedom Asset Account, your investment executive can assist you through all phases of your investment, including initial and additional purchases, exchange and redemption. For further information on a Freedom Asset Account, please contact your investment executive and review carefully the Freedom Asset Account agreement.

  Minimum Investments in the Funds

     A minimum investment requirement applies to all direct investments through the Tucker Anthony and Sutro brokerage accounts.

  INITIAL INVESTMENT   ADDITIONAL INVESTMENTS
  ------------------   ----------------------
                            $100 or more
        $1,000

     Where a bank, investment manager or similar institution has a large number of accounts and is willing to receive a monthly summary of accounts in lieu of the regular statement for each account under its control, the minimum amount for initial investments by individual accounts covered by the summary of accounts is reduced to $100. All payments will be invested in full and fractional shares.

                                                                      PROSPECTUS

     There is no minimum amount for initial or subsequent investment in connection with purchases with available cash in your Freedom Asset Account or purchases through the automatic "sweep" program sponsored by Tucker Anthony and Sutro.

  General Timing of Requests

     The processing of your order will depend upon the method of payment you choose, as well as the time your order is received. Shares of each Fund are offered on a continuing basis without a sales charge at a public offering price equal to the net asset value next determined after a purchase order is received in proper form.

SELLING FUND SHARES

  Redemptions

     In order to redeem shares purchased through a Tucker Anthony or Sutro brokerage account, you should advise your investment executive, by telephone or mail, to execute the redemption. Redemption proceeds will be held in your brokerage account unless you give instructions to your investment executive to reinvest or remit the proceeds to you. Generally, redemption proceeds will not be invested for your benefit without specific instruction, and Tucker Anthony or Sutro may benefit from the use of temporarily uninvested funds. Shares purchased through a Tucker Anthony or Sutro brokerage account may also be redeemed by check redemption as described below.

     Redemptions will be effected automatically to satisfy debit balances in your brokerage account; clients will not be entitled to dividends declared on the date of redemption. Each brokerage account will be scanned automatically for debits as of the close of each business day and, after application of any free credit balances in the account to such debits, a sufficient number of shares of the Fund owned by you will be redeemed the following business day to satisfy any remaining debits. In the case of certain automatic redemptions, where Freedom Services Corporation cannot anticipate debits in a brokerage account (e.g., checks written against your account), clients will not be entitled to dividends declared on the date of redemption; such dividends will be retained by the client's broker-dealer. You should be aware that Tucker Anthony or Sutro may benefit from the use of free credit balances in your account prior to their transfer to a Fund.

  Check Redemptions

     You may redeem Fund shares by writing checks drawn on State Street Bank and Trust Company. In order to redeem shares with this checkwriting feature, you must complete a purchase application electing the feature and return the application to your Tucker Anthony or Sutro investment executive.

     If you redeem shares by using the checkwriting feature, and you recently have purchased Fund shares with a check, the amount redeemed by check may be delayed for up to 10 days after the purchase in order to allow the check you used for your purchase to clear. There is no delay for Fund shares purchased by wire.

                                                                      PROSPECTUS

     The Funds reserve the right to terminate or alter the checkwriting service at any time after giving shareholders 30 days' written notice. Your Fund account will be charged $20.00 for each stop payment order or check returned for "insufficient funds."

  Timing of Redemptions

     Redemption orders received by Freedom Services Corporation prior to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time that day. Redemption orders received by Freedom Services Corporation subsequent to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time the next day that net asset value is computed.

     If a properly completed order to redeem Fund shares is received by a Tucker Anthony or Sutro office prior to 12:00 noon New York time, your order will be forwarded to the Fund and will be executed that day. If a properly completed order to redeem Fund shares is received by a Tucker Anthony or Sutro office after 12:00 noon New York time, your order will be forwarded to the Fund and will be executed on the following business day.

EXCHANGE PRIVILEGES

     Shares of each Fund may be exchanged for shares of the other Funds described in this Prospectus. In addition, if you have a Sutro brokerage account and are a resident of the State of California, shares of the Funds may be exchanged for shares of the Freedom California Tax Exempt Money Fund, a no-load money market fund investing in high quality short-term California municipal securities the income of which is exempt from federal income tax and California personal income tax.

     Before exchanging your Fund shares for the shares of the Freedom California Tax Exempt Money Fund, you should obtain a prospectus from your Sutro investment executive or by calling Freedom Services Corporation at (800) 453-8206.

     If you have a brokerage account with Tucker Anthony or Sutro, you must place exchange orders through your investment executive. If your exchange into a Fund is an initial investment in that Fund, the minimum amount of the exchange must be $1,000. After your initial investment, you may make subsequent exchanges in minimum amounts of $100.

  Timing of Exchanges

     Exchanges received by Freedom Services Corporation prior to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time that day. Exchanges received by Freedom Services Corporation subsequent to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time the next day that net asset value is computed.

                                                                      PROSPECTUS

GENERAL ACCOUNT POLICIES

  Business Hours

     The Funds are open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 5:00 p.m., New York time. To obtain additional information, please call Freedom Services Corporation toll free at (800) 453-8206.

  Net Asset Value

     Net asset value per share for each Fund is computed by taking the value of all assets of a Fund, less liabilities, and dividing by the number of shares of the Fund outstanding. To determine the value of the assets of the Fund for the purpose of obtaining the net asset value, portfolio securities are valued at amortized cost, and interest is accrued daily. The net asset value per share of each Fund is determined daily as of 12:00 noon New York time, on each day that the New York Stock Exchange is open for regular trading.

  Minimum Account Balance

     If the value of your account falls below $500, a Fund may mail you a notice requesting that you bring your account back up to $500 or close it out. If you do not bring your account up to $500 within 30 days, the Fund may sell your shares and mail the proceeds to you at your address of record. The Funds will not redeem accounts which fall below $500 as a result of reductions in net asset value per share.

  Additional Policies

     The Funds maintain additional policies and reserve certain rights, including:

     - Each Fund may vary its requirements for initial or additional investments, exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and similar programs.

     - All orders to purchase shares of a Fund are subject to acceptance by that Fund.

     - Each Fund may suspend sales of its shares.

     - Each Fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

     - Each Fund holds investment executives of Tucker Anthony or Sutro responsible for transmission of all orders to that Fund.

                                                                      PROSPECTUS

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Each Fund distributes net income to shareholders; the Funds declare dividends daily and pay monthly. The Funds do not anticipate paying any capital gains distributions.

     You may have your distributions reinvested in your Fund, mailed out by check or deposited in a bank account. If you do not give Freedom Services Corporation other instructions, your distributions will be reinvested in your Fund.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

     In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income. Distributions of other capital gains, on the other hand, generally are taxable as capital gains for individuals and certain trusts. Ordinary income and capital gains are taxed at different rates. The rates that you will pay on capital gains distributions will depend on how long your Fund held the portfolio securities giving rise to the capital gains. This is the case no matter how long you have owned your shares in a Fund and regardless of whether your distributions are reinvested or paid out in cash.

     The sale of shares in your account is a taxable event and may produce a gain or loss. An exchange is the same as a sale for tax purposes.

     Each Fund will inform you of the amount and nature of its distributions annually. Your investment in each Fund could have additional tax consequences, particularly for corporate investors. We recommend that you consult your tax professional for advice regarding the tax implications of investing in the Funds.

BACK-UP WITHHOLDING

     By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete and correct taxpayer information, including your social security or taxpayer identification number.

GOVERNMENT SECURITIES FUND

     For mutual funds organized as business trusts (such as the Government Securities Fund) most states' laws provide for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. government securities. Thus, for residents of most states, the portion of distributions derived from the Government Securities Fund's income from investment in U.S. government securities should be free from state and local income taxes. You may wish to consult your own tax adviser regrading the tax laws in your state.

                                                                      PROSPECTUS

TAX EXEMPT MONEY FUND

     The Tax Exempt Money Fund may distribute on to you dividends which are exempt from federal income taxes. However, you may have federal tax liability to the extent that the Tax Exempt Money Fund realizes net capital gains or earns income from taxable securities. In addition, tax-exempt income may be subject to the federal alternative minimum tax. Under unusual circumstances, the Fund may invest more than 20% of its portfolio in securities which are not exempt from federal income taxes. In such cases, a portion of the Tax Exempt Money Fund's income may be subject to federal income taxes.

     The Tax Exempt Money Fund will inform you of the amount and nature of its distributions annually. The information will detail the amount of federal and state tax-exempt income, and the taxable ordinary income and capital gains distributed to you during the previous year.

FEDERAL ALTERNATIVE MINIMUM TAX

     The alternative minimum tax is a federal tax that could affect you if you have high income but pay relatively little tax under the ordinary tax schedules. This may be the case if you have substantial deductions or certain types of tax-free income. Interest from so-called private activity bonds such as industrial revenue bonds is generally subject to the alternative minimum tax. Consequently, the Tax Exempt Money Fund does not under normal circumstances, invest more than 20% of its total assets in taxable securities including those subject to the alternative minimum tax.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

     Each Fund's principal investment strategies and risk factors are outlined beginning on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

SECURITIES RATINGS

     When securities are rated by one or more independent rating agencies, each Fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, a Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, a Fund must follow the lower rating. If a security is unrated, a Fund may assign it to a given category based on its own research.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with a bank, financial institution or broker-dealer as a means of earning income for periods as short as overnight. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

                                                                      PROSPECTUS

WHEN-ISSUED SECURITIES

     Each Fund may invest in "when-issued" securities. When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment and settlement, the Fund does not accrue interest but the market value may fluctuate. If a Fund invests in securities of this type, it will maintain a segregated account with its custodian to pay for them and they will be marked to market daily.

BORROWING

     Each Fund may borrow up to 10% of the value of its net assets from banks for temporary purposes (not for leveraging or investment), but will not make any new investments so long as such borrowings exceed 5% of the value of its net assets.

ILLIQUID SECURITIES

     Illiquid securities are those securities that cannot be disposed of in the ordinary course of business, in seven days or less, at approximately the value at which a Fund has valued the securities. They may be thinly traded or traded in markets that do not function as efficiently as established markets, which may make them difficult to sell if a Fund must raise cash to meet redemptions. Because they generally are traded in inefficient markets, their value may have a subjective element. Each Fund may not invest more than 10% of its net assets in securities for which no readily available market exists or which are otherwise illiquid.

                                                                      PROSPECTUS

                              FINANCIAL HIGHLIGHTS

     The table of FINANCIAL HIGHLIGHTS below represents a summary history of our operations. The table uses the Funds' fiscal year (which ends December 31) and expresses the information in terms of a single share outstanding throughout each year. The table has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report, along with each Fund's financial statements, are included in the Annual Report, which begins on page 17. The financial highlights information should be read in conjunction with the financial statements and related notes.

                                                                                                                   RATIO OF NET
                                                                                                       RATIO OF     INVESTMENT
                             NET ASSET                DIVIDENDS    NET ASSET                           EXPENSES     INCOME TO
                               VALUE        NET        FROM NET      VALUE              NET ASSETS    TO AVERAGE     AVERAGE
           YEAR              BEGINNING   INVESTMENT   INVESTMENT    END OF     TOTAL    END OF YEAR     DAILY         DAILY
           ENDED              OF YEAR      INCOME       INCOME       YEAR      RETURN   (THOUSANDS)   NET ASSETS    NET ASSETS
---------------------------  ---------   ----------   ----------   ---------   ------   -----------   ----------   ------------
CASH MANAGEMENT FUND
December 31, 2000..........    $1.00      $0.0580      $(0.0580)     $1.00      5.94%   $3,221,837       0.64%         5.80%
December 31, 1999..........     1.00       0.0458       (0.0458)      1.00      4.67     2,651,422       0.64          4.58
December 31, 1998..........     1.00       0.0491       (0.0491)      1.00      5.03     2,330,295       0.65          4.91
December 31, 1997..........     1.00       0.0492       (0.0492)      1.00      5.03     1,746,837       0.69          4.92
December 31, 1996..........     1.00       0.0476       (0.0476)      1.00      4.86     1,637,286       0.71          4.76
GOVERNMENT SECURITIES FUND
December 31, 2000..........    $1.00      $0.0570      $(0.0570)     $1.00      5.83%   $  621,610       0.59%         5.70%
December 31, 1999..........     1.00       0.0446       (0.0446)      1.00      4.54       481,808       0.61          4.46
December 31, 1998..........     1.00       0.0481       (0.0481)      1.00      4.93       443,517       0.61          4.81
December 31, 1997..........     1.00       0.0485       (0.0485)      1.00      4.96       370,358       0.65          4.86
December 31, 1996..........     1.00       0.0460       (0.0460)      1.00      4.69       309,938       0.65          4.60
TAX EXEMPT MONEY FUND
December 31, 2000..........    $1.00      $0.0351      $(0.0351)     $1.00      3.56%*  $  474,123       0.61%(a)      3.50%(b)
December 31, 1999..........     1.00       0.0265       (0.0265)      1.00      2.68 *     367,075       0.63 (a)      2.64 (b)
December 31, 1998..........     1.00       0.0283       (0.0283)      1.00      2.88 *     355,393       0.63 (a)      2.83 (b)
December 31, 1997..........     1.00       0.0300       (0.0300)      1.00      3.04 *     289,904       0.66 (a)      2.98 (b)
December 31, 1996..........     1.00       0.0283       (0.0283)      1.00      2.86       263,089       0.63          2.82

---------------
(a) Ratio of expenses to average daily net assets after expense credits was 0.60%, 0.62%, 0.62% and 0.64% for the years ended December 31, 2000,
    December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

(b) Ratio of net investment income to average daily net assets after expense credits was 3.51%, 2.65%, 2.83% and 3.00% for the years December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

 *  Total return would have been lower without credits allowed by the custodian.

                                                                      PROSPECTUS

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     A Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus, contains additional information about the Funds. The Funds' most recent annual and semi-annual reports contain additional information about the Funds' investments.

     You may request free of charge the current SAI or the most recent semi-annual report, or other information about each Fund, by calling 1(800)453-8206 or writing to:

               Freedom Services Corporation
               15 Exchange Place
               Jersey City, NJ 07302

     The SEC also makes available to the public reports and information about each Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information on the operations of the Public Reference Room or you may write to the SEC's Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

FREEDOM CASH MANAGEMENT FUND.
FREEDOM GOVERNMENT SECURITIES FUND.
INVESTMENT COMPANY ACT FILE NO. 811-3126.
FREEDOM TAX EXEMPT MONEY FUND.
INVESTMENT COMPANY ACT FILE NO. 811-3519.
                                                                      PROSPECTUS

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
FREEDOM CASH MANAGEMENT FUND
FREEDOM GOVERNMENT SECURITIES FUND
FREEDOM TAX EXEMPT MONEY FUND

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights appearing on page 15 of the Prospectus present fairly, in all material respects, the financial position of Freedom Cash Management Fund and Freedom Government Securities Fund, (each a series of Freedom Mutual Fund) and Freedom Tax Exempt Money Fund (a series of Freedom Group of Tax Exempt Funds) (the "Funds") at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 13, 2001

                                                                   ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
           DECEMBER 31, 2000

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $3,177,729,966    $616,916,739    $464,761,562
   Cash.....................................................         892,547              --         355,904
   Receivable for Fund shares sold..........................      50,152,059       6,077,508       8,059,096
   Interest receivable......................................       1,247,674              --       3,071,658
   Prepaid expenses.........................................         246,304          12,962           9,736
   Other assets.............................................          65,871          18,473          21,495
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   3,230,334,421     623,025,682     476,279,451
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed.........................       5,074,681         615,184         653,246
   Payable to custodian bank................................              --         154,539              --
   Payable for investments purchased........................              --              --       1,029,882
   Dividends payable........................................       1,587,600         299,785         158,206
   Accrued expenses:
       Investment adviser's fee.............................       1,225,664         252,297         199,252
       Transfer agent and shareholder servicing fee.........         296,685          23,453          14,957
       Trustees' fee........................................           4,695              33             622
       Other................................................         307,614          69,955         100,309
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................       8,496,939       1,415,246       2,156,474
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $3,221,837,482    $621,610,436    $474,122,977
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $3,221,944,425    $621,643,357    $474,122,977
   Accumulated net realized loss............................        (106,943)        (32,921)             --
                                                              --------------    ------------    ------------
                                                              $3,221,837,482    $621,610,436    $474,122,977
                                                              ==============    ============    ============
SHARES ISSUED AND OUTSTANDING
 (UNLIMITED SHARES AUTHORIZED)..............................   3,221,984,829     621,607,804     474,105,608
                                                              --------------    ------------    ------------
NET ASSET VALUE PER SHARE...................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                       See Notes to Financial Statements.          ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
      YEAR ENDED DECEMBER 31, 2000

                                                                FREEDOM         FREEDOM        FREEDOM
                                                                  CASH        GOVERNMENT     TAX EXEMPT
                                                               MANAGEMENT     SECURITIES        MONEY
                                                                  FUND           FUND           FUND
                                                               ----------     ----------     ----------
INTEREST INCOME.............................................  $186,266,876    $34,351,201    $17,368,018
                                                              ------------    -----------    -----------
EXPENSES
   Investment adviser's fee.................................    13,266,167      2,706,871      2,114,233
   Transfer agent & shareholder services....................     3,731,200        279,220        180,500
   Custodian................................................       385,820         99,695         82,984
   Compensation of Trustees.................................        60,195         14,300         11,670
   Audit....................................................        41,100         12,810         36,160
   Legal....................................................        50,340          8,340         30,420
   Printing, postage and stationery.........................       189,930         21,510         26,140
   Membership dues..........................................        53,139          9,719          7,600
   Registration expense.....................................       251,575         73,965         65,465
   Insurance expense........................................       378,305          9,156          6,985
   Other....................................................           355             --             --
                                                              ------------    -----------    -----------
   TOTAL EXPENSES...........................................    18,408,126      3,235,586      2,562,157
                                                              ------------    -----------    -----------
   LESS EXPENSE REDUCTIONS..................................            --             --        (28,024)
                                                              ------------    -----------    -----------
   NET EXPENSES.............................................    18,408,126      3,235,586      2,534,133
                                                              ------------    -----------    -----------
NET INVESTMENT INCOME.......................................   167,858,750     31,115,615     14,833,885
                                                              ------------    -----------    -----------
NET REALIZED LOSS ON INVESTMENTS............................          (976)        (3,802)            --
                                                              ------------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $167,857,774    $31,111,813    $14,833,885
                                                              ============    ===========    ===========

                       See Notes to Financial Statements.          ANNUAL REPORT

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                       FREEDOM                              FREEDOM
                                                 CASH MANAGEMENT FUND             GOVERNMENT SECURITIES FUND
                                          ----------------------------------   ---------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2000              1999              2000              1999
                                          ----------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income................  $    167,858,750   $   112,883,042   $    31,115,615   $    20,185,969
   Net realized gain (loss) from
    investments.........................              (976)           (1,978)           (3,802)            1,236
                                          ----------------   ---------------   ---------------   ---------------
   Net increase in net assets resulting
    from operations.....................       167,857,774       112,881,064        31,111,813        20,187,205
DIVIDENDS TO
 SHAREHOLDERS...........................      (167,858,750)     (112,883,042)      (31,115,615)      (20,185,969)
                                          ----------------   ---------------   ---------------   ---------------
                                                      (976)           (1,978)           (3,802)            1,236
                                          ----------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.........    11,760,119,190     9,704,052,388     2,025,872,165     1,479,913,398
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends...........................       162,545,324       109,959,106        30,269,222        19,803,403
   Cost of shares redeemed..............   (11,352,248,109)   (9,492,882,406)   (1,916,334,989)   (1,461,427,162)
                                          ----------------   ---------------   ---------------   ---------------
    Net increase from capital share
      transactions......................       570,416,405       321,129,088       139,806,398        38,289,639
                                          ----------------   ---------------   ---------------   ---------------
   Net increase in net assets...........       570,415,429       321,127,110       139,802,596        38,290,875
NET ASSETS:
   Beginning of period..................     2,651,422,053     2,330,294,943       481,807,840       443,516,965
                                          ----------------   ---------------   ---------------   ---------------
   End of period........................  $  3,221,837,482   $ 2,651,422,053   $   621,610,436   $   481,807,840
                                          ================   ===============   ===============   ===============

                                                       FREEDOM
                                                TAX EXEMPT MONEY FUND
                                          ---------------------------------
                                            YEAR ENDED        YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,
                                               2000              1999
                                          ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income................  $    14,833,885   $     9,541,574
   Net realized gain (loss) from
    investments.........................               --                --
                                          ---------------   ---------------
   Net increase in net assets resulting
    from operations.....................       14,833,885         9,541,574
DIVIDENDS TO
 SHAREHOLDERS...........................      (14,833,885)       (9,541,574)
                                          ---------------   ---------------
                                                       --                --
                                          ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares.........    1,818,177,435     1,551,428,470
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends...........................       14,294,587         9,220,569
   Cost of shares redeemed..............   (1,725,424,448)   (1,548,966,650)
                                          ---------------   ---------------
    Net increase from capital share
      transactions......................      107,047,574        11,682,389
                                          ---------------   ---------------
   Net increase in net assets...........      107,047,574        11,682,389
NET ASSETS:
   Beginning of period..................      367,075,403       355,393,014
                                          ---------------   ---------------
   End of period........................  $   474,122,977   $   367,075,403
                                          ===============   ===============

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

                      INVESTMENTS AS OF DECEMBER 31, 2000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COMMERCIAL PAPER -- 63.4%
ABBEY NATIONAL NORTH AMERICA CORP.
$25,000,000   6.550%  01/04/2001 $   24,986,354
 25,000,000   6.540%  01/08/2001     24,968,208
 25,000,000   6.520%  01/19/2001     24,918,500
  2,728,000   6.530%  01/24/2001      2,716,619

AMERICAN EXPRESS CREDIT CORP.
 15,000,000   6.470%  01/26/2001     14,932,604
 42,350,000   6.450%  01/30/2001     42,129,956
 22,775,000   6.510%  02/02/2001     22,643,209
 17,500,000   6.420%  02/13/2001     17,365,803

AMERICAN GENERAL CORP.
 10,000,000   6.530%  01/18/2001      9,969,164
 15,000,000   6.530%  01/19/2001     14,951,025
 25,000,000   6.500%  01/22/2001     24,905,208
 15,000,000   6.570%  01/25/2001     14,934,300
 10,000,000   6.500%  02/06/2001      9,935,000

AMERICAN GENERAL FINANCE CORP.
 25,000,000   6.500%  01/08/2001     24,968,403

AMERICAN TELEPHONE & TELEGRAPH CO.
 32,000,000   6.500%  01/05/2001     31,976,888
 12,195,000   6.520%  01/05/2001     12,186,165
 15,000,000   6.520%  01/12/2001     14,970,117
 25,000,000   6.725%  07/19/2001     25,000,000

ASSOCIATES FIRST CAPITAL CORP.
 25,000,000   6.500%  01/11/2001     24,954,861
 14,150,000   6.520%  01/19/2001     14,103,871
 10,000,000   6.510%  01/23/2001      9,960,217
 25,000,000   6.520%  01/25/2001     24,891,333
 25,000,000   6.520%  01/31/2001     24,864,167

BANK OF MONTREAL
 24,000,000   6.560%  01/16/2001     23,934,400

BANK OF NOVA SCOTIA
 15,000,000   6.420%  02/14/2001     14,882,300
 25,000,000   6.410%  02/20/2001     24,777,430
 20,000,000   6.340%  02/22/2001     19,816,844

BRITISH TELECOMMUNICATIONS PLC
 25,000,000   6.853%  10/09/2001     25,000,000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
CAPITAL ONE FUNDING
$67,507,000   6.800%  01/04/2001 $   67,507,000

CHEVRON TRANSPORT CORP.
 10,000,000   6.530%  01/11/2001      9,981,861
 10,000,000   6.520%  01/12/2001      9,980,078

CHEVRON UK INVESTMENT PLC
 15,000,000   6.520%  01/10/2001     14,975,550
 20,000,000   6.550%  01/19/2001     19,934,500

COMMERZBANK U.S. FINANCE, INC.
 10,000,000   6.420%  02/01/2001      9,944,717

CREDIT SUISSE FIRST BOSTON, INC.
 25,000,000   6.430%  02/13/2001     24,807,993

DEXIA CLF FINANCE CO.
 25,000,000   6.540%  01/09/2001     24,963,667
 10,000,000   6.550%  01/16/2001      9,972,708
 25,000,000   6.520%  02/14/2001     24,800,778
 35,000,000   6.360%  03/12/2001     34,567,167
  5,000,000   6.360%  03/14/2001      4,936,400

E.I. DUPONT DE NEMOURS & CO.
  9,200,000   6.300%  01/30/2001      9,153,310

FORD MOTOR CREDIT COMPANY
 16,000,000   6.540%  01/04/2001     15,991,280
  5,000,000   6.530%  01/12/2001      4,990,024
 34,000,000   6.500%  01/22/2001     33,871,083
 25,000,000   6.530%  01/23/2001     24,900,236
 10,000,000   6.490%  01/26/2001      9,954,931
 10,000,000   6.440%  02/09/2001      9,930,233

GENERAL ELECTRIC CAPITAL CORP.
 10,000,000   6.530%  01/08/2001      9,987,303
  4,000,000   6.520%  01/09/2001      3,994,204
 25,000,000   6.520%  01/11/2001     24,954,722
  8,000,000   6.500%  01/16/2001      7,978,333
  2,500,000   6.520%  01/17/2001      2,492,756
  2,000,000   6.520%  01/18/2001      1,993,842
 22,485,000   6.540%  01/22/2001     22,399,220
 10,400,000   6.530%  01/26/2001     10,352,839

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COMMERCIAL PAPER -- (CONTINUED)
GENERAL ELECTRIC CAPITAL SERVICES INC.
$ 6,600,000   6.530%  01/12/2001 $    6,586,831
  9,000,000   6.520%  01/16/2001      8,975,550

GENERAL MOTORS ACCEPTANCE CORP.
 10,000,000   6.550%  01/04/2001      9,994,542
  3,000,000   6.520%  01/08/2001      2,996,197
  4,000,000   6.510%  01/09/2001      3,994,213
 30,000,000   6.510%  01/10/2001     29,951,175
 10,000,000   6.530%  01/17/2001      9,970,978
 22,000,000   6.520%  01/18/2001     21,932,264
 16,000,000   6.540%  01/19/2001     15,947,680
  4,550,000   6.500%  01/26/2001      4,529,462

GLAXO WELLCOME PLC
 32,900,000   6.540%  01/17/2001     32,804,371
 10,000,000   6.430%  02/07/2001      9,933,914
 28,800,000   6.320%  03/07/2001     28,471,360

GLAXO WELLCOME INC.
 18,825,000   6.490%  01/23/2001     18,750,338

GOLDMAN SACHS GROUP INC.
  6,000,000   6.560%  01/02/2001      5,998,907
 18,000,000   6.560%  01/17/2001     17,947,520
 15,000,000   6.560%  01/18/2001     14,953,533
 12,000,000   6.560%  01/19/2001     11,960,640
 12,000,000   6.450%  02/01/2001     11,933,350
 10,000,000   6.440%  02/05/2001      9,937,389
 27,000,000   6.520%  02/05/2001     26,828,850

HALIFAX PLC
 15,000,000   6.490%  01/08/2001     14,981,071
 25,000,000   6.490%  01/09/2001     24,963,944
 25,000,000   6.510%  01/16/2001     24,932,188
  2,100,000   6.480%  02/05/2001      2,086,770
 25,000,000   6.500%  02/05/2001     24,842,014

J.P. MORGAN & CO., INC.
 25,000,000   6.550%  01/10/2001     24,959,063
 25,000,000   6.689%  03/16/2001     25,000,000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
LELAND STANFORD JR. UNIVERSITY
$17,000,000   6.470%  02/05/2001 $   16,893,065

MEDICAL BUILDING FUNDING VIII
 22,100,000   6.690%  01/26/2001     21,997,327

MERRILL LYNCH & CO. INC.
 15,000,000   6.510%  01/09/2001     14,978,300
 25,000,000   6.510%  01/17/2001     24,927,667
 25,000,000   6.530%  01/18/2001     24,922,910
 10,000,000   6.500%  01/19/2001      9,967,500
 25,000,000   6.580%  01/25/2001     24,890,333

METROPOLITAN LIFE FUNDING INC.
 25,000,000   6.200%  03/21/2001     24,659,861

NORTHERN ROCK PLC
 15,000,000   6.530%  01/16/2001     14,959,188
 10,000,000   6.540%  01/16/2001      9,972,750
 18,100,000   6.580%  01/16/2001     18,050,376
 25,000,000   6.686%  04/20/2001     25,000,000

PRUDENTIAL FUNDING CORP.
 12,000,000   6.540%  01/03/2001     11,995,640
 15,000,000   6.500%  01/04/2001     14,991,875
 25,000,000   6.530%  01/05/2001     24,981,861
 12,500,000   6.520%  01/11/2001     12,477,361
 10,000,000   6.540%  01/16/2001      9,972,750
  9,000,000   6.460%  01/31/2001      8,951,550
 10,000,000   6.400%  02/05/2001      9,937,778
  5,725,000   6.210%  04/05/2001      5,632,169

SCOTIABANK, INC.
 15,000,000   6.650%  01/05/2001     14,988,917

SOCIETE GENERALE NORTH AMERICA
 25,000,000   6.520%  01/02/2001     24,995,472

TORONTO DOMINION HOLDINGS USA INC.
 25,000,000   6.510%  01/03/2001     24,990,958
 25,000,000   6.340%  03/12/2001     24,691,806

UNILEVER CAPITAL CORP.
 25,000,000   6.480%  02/09/2001     24,824,500
 10,000,000   6.708%  09/07/2001     10,000,000

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COMMERCIAL PAPER -- (CONTINUED)
USAA CAPITAL CORP.
$ 7,500,000   6.510%  01/19/2001 $    7,475,588
  3,808,000   6.470%  01/25/2001      3,791,575
  7,030,000   6.510%  01/25/2001      6,999,490
  2,700,000   6.380%  02/12/2001      2,679,903
 10,500,000   6.380%  02/21/2001     10,405,098

VENTURES BUSINESS TRUST
 25,000,000   6.600%  01/24/2001     24,894,583
 25,000,000   6.600%  01/29/2001     24,871,667

WELLS FARGO & COMPANY
 25,000,000   6.530%  01/30/2001     24,868,493
 10,000,000   6.510%  02/02/2001      9,942,133
 13,300,000   6.500%  02/16/2001     13,189,536
                                 --------------
TOTAL COMMERCIAL PAPER........    2,044,893,775
                                 --------------
MUNICIPAL SECURITIES -- 1.5%

MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
 10,000,000   6.850%  01/02/2001     10,000,000

WAYNE COUNTY, MICHIGAN G.O.
 28,731,000   6.600%  03/08/2001     28,731,000
  9,800,000   6.600%  07/12/2001      9,800,000
                                 --------------
TOTAL MUNICIPAL SECURITIES....       48,531,000
                                 --------------

STRUCTURED FINANCE -- 33.7%
ASSET SECURITIZATION COOPERATIVE CORP.
 10,000,000   6.560%  01/08/2001      9,987,244
 25,000,000   6.550%  01/10/2001     24,959,063
  7,000,000   6.560%  01/11/2001      6,987,244
 15,000,000   6.530%  01/17/2001     14,956,467
 17,850,000   6.550%  01/23/2001     17,778,550
 25,000,000   6.570%  01/23/2001     24,899,625

CIESCO L.P.
  5,000,000   6.550%  01/26/2001      4,977,257
 16,000,000   6.400%  02/06/2001     15,897,600
 14,000,000   6.400%  02/07/2001     13,907,911
 25,000,000   6.350%  02/14/2001     24,805,972
 10,000,000   6.350%  02/16/2001      9,918,861

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- A
$ 4,300,000   6.620%  01/03/2001 $    4,298,419
  2,500,000   6.720%  01/04/2001      2,498,600
  4,400,000   6.570%  01/11/2001      4,391,970
  2,700,000   6.670%  01/12/2001      2,694,497
  3,100,000   6.550%  01/18/2001      3,090,412
  5,300,000   6.650%  01/19/2001      5,282,378
  3,000,000   6.650%  01/22/2001      2,988,363
  2,400,000   6.620%  01/25/2001      2,389,408
  4,100,000   6.580%  01/30/2001      4,078,268
  7,900,000   6.600%  01/30/2001      7,857,998
 11,100,000   6.520%  02/12/2001     11,015,566
  1,000,000   6.500%  02/14/2001        992,056
  5,100,000   6.550%  02/15/2001      5,058,244
 12,900,000   6.470%  02/20/2001     12,784,079
  2,000,000   6.420%  03/06/2001      1,977,173
 17,900,000   6.400%  03/12/2001     17,677,244
  3,000,000   6.280%  03/22/2001      2,958,133
  3,800,000   6.480%  03/22/2001      3,745,280
  2,500,000   6.150%  04/27/2001      2,450,458
  1,000,000   6.200%  06/04/2001        973,478

COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- B
  5,000,000   6.720%  01/03/2001      4,998,133
  1,525,000   6.570%  01/16/2001      1,520,825
  5,000,000   6.570%  01/23/2001      4,979,925
  1,800,000   6.670%  01/24/2001      1,792,330
 10,600,000   6.580%  02/02/2001     10,538,002
  2,000,000   6.570%  02/06/2001      1,986,860
  1,000,000   6.550%  02/07/2001        993,268
  4,000,000   6.550%  02/13/2001      3,968,705
  3,915,000   6.550%  02/15/2001      3,882,946
  2,000,000   6.400%  03/08/2001      1,976,533
  1,200,000   6.400%  03/12/2001      1,185,067
  4,000,000   6.370%  03/13/2001      3,949,748
 10,700,000   6.350%  03/19/2001     10,554,673
  1,600,000   6.500%  03/30/2001      1,574,578

DELAWARE FUNDING CORP.
 20,000,000   6.540%  01/19/2001     19,934,600
 11,500,000   6.580%  01/22/2001     11,455,859

                       See Notes to Financial Statements.          ANNUAL REPORT

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
STRUCTURED FINANCE -- (CONTINUED)
DELAWARE FUNDING CORP. -- (CONTINUED)
$15,000,000   6.540%  01/24/2001 $   14,937,325
 18,072,000   6.530%  01/26/2001     17,990,049
 13,300,000   6.600%  01/29/2001     13,231,727
  4,490,000   6.500%  02/07/2001      4,460,004
 17,500,000   6.400%  02/26/2001     17,325,778

EDISON ASSET SECURITIZATION CORP.
 25,000,000   6.520%  01/04/2001     24,986,417
 15,000,000   6.520%  01/09/2001     14,978,267
 10,000,000   6.540%  01/10/2001      9,983,650
 10,000,000   6.510%  01/12/2001      9,980,108
 15,000,000   6.520%  01/12/2001     14,970,117
  5,000,000   6.520%  01/16/2001      4,986,417
 19,000,000   6.520%  01/17/2001     18,944,942

FALCON ASSET SECURITIZATION CORP.
  8,500,000   6.590%  01/03/2001      8,496,888
 25,000,000   6.580%  01/10/2001     24,958,875
 21,500,000   6.520%  02/08/2001     21,352,032
 20,000,000   6.450%  02/12/2001     19,849,500
 25,000,000   6.440%  02/14/2001     24,803,222

NEW CENTER ASSET TRUST
 25,000,000   6.520%  01/10/2001     24,959,250
 25,000,000   6.520%  01/18/2001     24,923,028
  8,000,000   6.480%  02/02/2001      7,953,920
 12,000,000   6.420%  02/13/2001     11,907,980
 30,000,000   6.360%  02/28/2001     29,692,600

OLD LINE FUNDING CORP.
  3,800,000   6.580%  01/02/2001      3,799,305
 17,000,000   6.590%  01/02/2001     16,996,888
 10,000,000   6.600%  01/02/2001      9,998,167
 15,000,000   6.610%  01/03/2001     14,994,492
 10,200,000   6.660%  01/04/2001     10,194,339
  2,670,000   6.640%  01/09/2001      2,666,060
 12,000,000   6.640%  01/10/2001     11,980,080

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE           VALUE
 ---------     ----    --------         -----
SHEFFIELD RECEIVABLES CORP.
$ 2,177,000   6.550%  01/02/2001 $    2,176,604
 25,000,000   6.600%  01/25/2001     24,890,000
 10,000,000   6.570%  01/31/2001      9,945,250
 35,000,000   6.380%  02/26/2001     34,652,644

SIGMA FINANCE CORP.
 25,000,000   6.560%  01/08/2001     24,968,111
 25,000,000   6.550%  01/12/2001     24,949,965
 10,000,000   6.670%  01/19/2001      9,966,650
 15,000,000   6.530%  01/22/2001     14,942,863
  3,700,000   6.530%  01/24/2001      3,684,564
 10,000,000   6.600%  01/30/2001      9,946,833
  4,000,000   6.530%  02/14/2001      3,968,076
  7,300,000   6.520%  02/26/2001      7,225,962

THUNDER BAY FUNDING INC.
 31,675,000   6.620%  01/05/2001     31,651,701
 25,000,000   6.590%  01/11/2001     24,954,236
 11,300,000   6.590%  01/12/2001     11,277,246
  1,800,000   6.600%  01/18/2001      1,794,339

TRIPLE A ONE FUNDING CORP.
  8,714,000   6.560%  01/02/2001      8,712,412
 25,000,000   6.560%  01/03/2001     24,990,889
  8,145,000   6.590%  01/08/2001      8,134,563
  8,990,000   6.600%  01/26/2001      8,948,796
  2,670,000   6.490%  02/07/2001      2,652,190
                                 --------------
TOTAL STRUCTURED FINANCE......    1,084,305,191
                                 --------------
TOTAL INVESTMENTS -- 98.6%....    3,177,729,966(a)
Other Assets & Liabilities,
Net -- 1.4%...................       44,107,516
                                 --------------
TOTAL NET ASSETS -- 100.0%....   $3,221,837,482
                                 ==============

-----------
(a) COST FOR TAX PURPOSES IS THE SAME.


                       See Notes to Financial Statements.          ANNUAL REPORT

                       FREEDOM GOVERNMENT SECURITIES FUND

                      INVESTMENTS AS OF DECEMBER 31, 2000

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE         VALUE
 ---------     ----    --------       -----
U.S. GOVERNMENT AGENCY   ISSUES -- 99.2%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES --
15.9%
$ 9,000,000   6.380%   01/03/01   $  8,996,810
  2,300,000   6.430%   01/04/01      2,298,768
  1,000,000   6.410%   01/10/01        998,398
  4,000,000   6.170%   01/16/01      3,989,717
 19,300,000   6.180%   01/23/01     19,227,110
 15,000,000   6.330%   01/30/01     14,923,513
 12,100,000   6.420%   02/02/01     12,030,949
 12,725,000   6.400%   02/05/01     12,645,822
 11,460,000   6.150%   02/20/01     11,362,113
  9,920,000   6.190%   03/01/01      9,819,364
  2,822,000   6.050%   03/19/01      2,785,483
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...............     99,078,047
                                  ------------

FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 83.3%
  5,975,000   6.430%   01/03/01      5,972,866
 32,600,000   6.440%   01/03/01     32,588,336
 25,000,000   6.425%   01/05/01     24,982,153
  3,700,000   6.440%   01/05/01      3,697,352
 10,000,000   6.415%   01/10/01      9,983,963
 20,575,000   6.430%   01/10/01     20,541,926
 14,100,000   6.440%   01/10/01     14,077,299
 22,250,000   6.420%   01/12/01     22,206,353
 11,850,000   6.430%   01/12/01     11,826,718
  8,550,000   6.450%   01/12/01      8,533,149
  6,000,000   6.430%   01/17/01      5,982,853
 20,470,000   6.440%   01/17/01     20,411,410

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE         VALUE
 ---------     ----    --------       -----
FEDERAL HOME LOAN BANK DISCOUNT NOTES --
(CONTINUED)
$50,031,000   6.420%   01/19/01   $ 49,870,402
  6,585,000   6.440%   01/19/01      6,563,796
 49,600,000   6.420%   01/24/01     49,396,557
 12,000,000   6.415%   01/26/01     11,946,542
  4,290,000   6.420%   01/26/01      4,270,874
 10,000,000   6.420%   01/31/01      9,946,500
  5,800,000   6.360%   02/02/01      5,767,211
  8,554,000   6.315%   02/07/01      8,498,481
 12,000,000   6.320%   02/07/01     11,922,053
 14,700,000   6.340%   02/07/01     14,604,213
 10,125,000   6.328%   02/09/01     10,055,588
  1,800,000   6.340%   02/09/01      1,787,637
 15,000,000   6.400%   02/09/01     14,896,000
 32,450,000   6.410%   02/14/01     32,195,772
  2,100,000   6.310%   02/16/01      2,083,068
 23,650,000   6.210%   02/21/01     23,441,939
 19,400,000   6.150%   02/23/01     19,224,349
  1,120,000   6.100%   03/01/01      1,108,803
  4,150,000   6.060%   03/02/01      4,108,085
 24,250,000   6.255%   03/02/01     23,997,194
 16,900,000   6.280%   03/07/01     16,708,373
 11,882,000   6.240%   03/14/01     11,733,713
  2,967,000   6.000%   05/02/01      2,907,164
                                  ------------
                                   517,838,692
                                  ------------
TOTAL INVESTMENTS -- 99.2%.....    616,916,739(a)
Other Assets & Liabilities
  Net -- 0.8%..................      4,693,697
                                  ------------
TOTAL NET ASSETS -- 100.0%.....   $621,610,436
                                  ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 2000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- 98.0%
ALABAMA -- 3.8%
$ 2,500,000   Birmingham (AMBAC/Societe
                Generale) 4.75% 1-03-01....  $  2,500,000
  2,000,000   Birmingham-Carroway Special
                Care Facilities Finance
                Authority (AmSouth LOC)
                4.90% 1-03-01..............     2,000,000
  3,880,000   Chatom PCR (NRUCFC) 5.05%
                1-03-01....................     3,880,000
  4,500,000   Daphne-Villa Special Care
                Facilities Finance
                Authority (AmSouth LOC)
                5.00% 1-03-01..............     4,500,000
  5,165,000   Mobile IDB 4.75% 1-03-01
                (Wachovia LOC).............     5,165,000
                                             ------------
                                               18,045,000
                                             ------------
ARIZONA -- 3.4%
 13,000,000   Apache County IDA (Toronto
                Dominion LOC) 4.85%
                1-03-01....................    13,000,000
  3,000,000   University of Arizona
                (AMBAC/Bayerische
                Landesbank) 4.75%
                1-03-01....................     3,000,000
                                             ------------
                                               16,000,000
                                             ------------
CALIFORNIA -- 2.3%
  5,000,000   California Higher Education
                Loan Authority (National
                Westminster LOC) 4.75%
                1-03-01....................     5,000,000
  5,000,000   California Higher Education
                Loan Authority (SLMA) 4.40%
                7-01-01....................     5,000,000
  1,050,000   Los Angeles Regional Airport
                Authority (Wachovia LOC)
                4.95% 1-02-01..............     1,050,000
                                             ------------
                                               11,050,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
COLORADO -- 2.9%
$ 3,400,000   Adams County IDA (Citibank
                LOC) 4.75% 1-04-01.........  $  3,400,000
  9,500,000   Colorado HFA (MBIA/Credit
                Suisse) 4.70% 1-04-01......     9,500,000
  1,080,000   La Plata County PCR 4.30%
                3-01-01....................     1,080,000
                                             ------------
                                               13,980,000
                                             ------------
DISTRICT OF COLUMBIA -- 1.0%
  4,600,000   District of Columbia (Societe
                Generale LOC) 5.10%
                1-02-01....................     4,600,000
                                             ------------
FLORIDA -- 5.6%
  4,600,000   Collier County HFA (First
                Union LOC) 4.50% 1-03-01...     4,600,000
  5,000,000   Florida Municipal Power
                Agency (First Union LOC)
                4.20% 2-08-01..............     5,000,000
  4,000,000   Jacksonville Capital Project
                (AMBAC/SunTrust; Bank of
                America; Bank One) 4.65%
                1-03-01....................     4,000,000
  3,000,000   Jacksonville Electric
                Authority (Morgan Guaranty
                LOC) 4.10% 1-05-01.........     3,000,000
  1,000,000   Putnam County (NRUCFC) 4.125%
                6-15-01....................     1,000,000
  4,000,000   Sarasota County PHD (Sun
                Trust LOC) 4.30% 1-16-01...     4,000,000
  5,000,000   West Orange HCD (Sun Trust
                LOC) 4.70% 1-04-01.........     5,000,000
                                             ------------
                                               26,600,000
                                             ------------
GEORGIA -- 5.4%
  5,000,000   Clayton County (Commerzbank
                LOC) 4.70% 1-03-01.........     5,000,000
  3,000,000   Metropolitan Atlanta Rapid
                Transit Authority
                (Bayerische Landesbank/West
                Deutsche Landesbank LOC's)
                4.80% 1-03-01..............     3,000,000

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
GEORGIA -- (CONTINUED)
$ 5,000,000   Municipal Electric Authority
                of Georgia (ABN Amro LOC)
                4.95% 1-03-01..............  $  5,000,000
  2,800,000   Private Colleges &
                Universities Facility
                Authority 4.60% 1-03-01....     2,800,000
  5,000,000   Savannah Authority (Wachovia
                LOC) 4.75% 1-03-01.........     5,000,000
  5,000,000   Southern Georgia Hospital
                Authority (AMBAC/Wachovia)
                4.90% 1-03-01..............     5,000,000
                                             ------------
                                               25,800,000
                                             ------------
HAWAII -- 1.4%
  6,500,000   Honolulu (Landesbank
                Hessen-Thuringen LOC) 5.00%
                1-03-01....................     6,500,000
                                             ------------
ILLINOIS -- 13.7%
  3,000,000   Alton Health Facilities
                Revenue Bonds (Escrowed in
                U.S. Government Securities)
                7.20% 2-15-01..............     3,070,229
  1,000,000   Chicago (Landesbank Hessen-
                Thuringen LOC) 4.25%
                1-03-02....................     1,000,000
  1,200,000   Chicago O'Hare International
                Airport Authority (Societe
                Generale LOC) 4.90%
                1-03-01....................     1,200,000
  1,000,000   Cook County (Escrowed in U.S.
                Government Securities)
                6.40% 11-01-01.............     1,018,860
  8,610,000   Elmhurst Health Commission
                (Dexia LOC) 4.85%
                1-04-01....................     8,610,000
  1,000,000   Illinois Development Finance
                Authority (ABN Amro LOC)
                4.90% 1-03-01..............     1,000,000
  2,000,000   Illinois Development Finance
                Authority (Bank of America
                LOC) 4.95% 1-03-01.........     2,000,000
  4,000,000   Illinois Development Finance
                Authority (Bank One LOC)
                5.00% 1-03-01..............     4,000,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
ILLINOIS -- (CONTINUED)
$ 5,300,000   Illinois Development Finance
                Authority (Northern Trust
                LOC) 4.85% 1-03-01.........  $  5,300,000
 10,000,000   Illinois HFA
                (AMBAC/FNB-Chicago) 4.85%
                1-03-01....................    10,000,000
  5,300,000   Illinois HFA (AMBAC/Harris
                Trust) 4.85% 1-03-01.......     5,300,000
  5,000,000   Illinois HFA (FSA/ABN Amro)
                4.95% 1-03-01..............     5,000,000
  3,000,000   Illinois Toll Highway
                Authority (FSA/Landesbank
                Hessen-Thuringen) 4.75%
                1-04-01....................     3,000,000
  5,600,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 4.70% 1-03-01....     5,600,000
  9,000,000   Lisle Health Facilities
                Authority (FNMA) 4.90%
                1-03-01....................     9,000,000
                                             ------------
                                               65,099,089
                                             ------------
INDIANA -- 4.9%
  4,000,000   Indiana Development Finance
                Authority (Bank of Nova
                Scotia LOC) 4.35%
                6-07-01....................     4,000,000
  5,700,000   Indiana HFFA (FNB-Chicago
                LOC) 4.75% 1-03-01.........     5,700,000
  6,300,000   Indiana Municipal Power
                Authority (Toronto Dominion
                LOC) 4.75% 1-03-01.........     6,300,000
  3,700,000   Rockport PCR (AMBAC/Bank of
                New York) 4.90%
                1-03-01....................     3,700,000
  2,300,000   Sullivan PCR (NRUCFC) 4.15%
                3-07-01....................     2,300,000
  1,000,000   Whiting EDA 4.40% 2-15-01....     1,000,000
                                             ------------
                                               23,000,000
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
IOWA -- 2.4%
$ 3,185,000   Iowa Finance Authority (Bank
                of America LOC) 5.05%
                1-04-01....................  $  3,185,000
  5,000,000   Iowa Finance Authority
                (MBIA/Toronto Dominion)
                4.90% 1-03-01..............     5,000,000
  3,200,000   Iowa School Cash Anticipation
                Program (FSA) 4.75%
                2-01-01....................     3,201,822
                                             ------------
                                               11,386,822
                                             ------------
KENTUCKY -- 2.1%
  2,010,000   Clark County PCR (NRUCFC)
                4.30% 4-16-01..............     2,010,000
  3,000,000   Kentucky Asset Liability
                Commission 5.25% 6-27-01...     3,009,880
  5,000,000   Kentucky ISTA 5.00%
                6-29-01....................     5,014,082
                                             ------------
                                               10,033,962
                                             ------------
LOUISIANA -- 3.4%
  2,000,000   Louisiana PFA 4.65%
                1-03-01....................     2,000,000
  7,405,000   Louisiana Offshore Terminal
                Authority (Bank One LOC)
                4.70% 1-03-01..............     7,405,000
  4,000,000   Louisiana Offshore Terminal
                Authority (Bank One LOC)
                4.80% 1-03-01..............     4,000,000
  2,000,000   West Baton Rouge C.P. 4.25%
                1-11-01....................     2,000,000
    800,000   West Baton Rouge PCR 5.05%
                1-02-01....................       800,000
                                             ------------
                                               16,205,000
                                             ------------
MAINE -- 0.8%
  3,770,000   Maine HEFA (State Street Bank
                LOC) 4.90% 1-03-01.........     3,770,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MARYLAND -- 1.7%
$ 3,000,000   Maryland HEFA (FNB-Chicago
                LOC) 4.70% 1-03-01.........  $  3,000,000
  5,000,000   Montgomery County HCA
                (MBIA/FNB-Chicago) 4.90%
                1-03-01....................     5,000,000
                                             ------------
                                                8,000,000
                                             ------------
MICHIGAN -- 1.5%
    995,000   Ingham Economic Development
                Corp. (Banc One LOC) 4.85%
                1-03-01....................       995,000
  4,000,000   Michigan State Building
                Authority (Canadian
                Imperial Bank of
                Commerce/Bank of New
                York/Commerzebank LOC's)
                4.35% 1-25-01..............     4,000,000
  2,000,000   Saline Area School District
                4.35% 5-03-01..............     2,000,000
                                             ------------
                                                6,995,000
                                             ------------
MINNESOTA -- 0.7%
    800,000   Duluth PCR (Wachovia LOC)
                4.70% 1-04-01..............       800,000
  2,370,000   Minnesota TAANS 5.00%
                8-09-01....................     2,379,585
                                             ------------
                                                3,179,585
                                             ------------
MISSOURI -- 1.4%
  4,450,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                LOC) 4.75% 1-03-01.........     4,450,000
  1,400,000   Columbia Water and Electric
                Authority (Toronto Dominion
                LOC) 4.75% 1-03-01.........     1,400,000
  1,000,000   Missouri Environmental
                Improvement Authority 5.05%
                1-03-01....................     1,000,000
                                             ------------
                                                6,850,000
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
NEVADA -- 0.6%
$ 3,000,000   Clark County Airport Revenue
                (Bayerische Landesbank LOC)
                4.90% 1-03-01..............  $  3,000,000
                                             ------------
NEW MEXICO -- 1.3%
  6,000,000   New Mexico TRANS 5.00%
                6-29-01....................     6,021,998
                                             ------------
NORTH CAROLINA -- 2.5%
  4,150,000   North Carolina Educational
                Facilities (MBIA/Bank of
                America) 5.00% 1-03-01.....     4,150,000
  2,200,000   North Carolina Educational
                Facilities (Nationsbank
                LOC) 4.75% 1-03-01.........     2,200,000
  5,000,000   North Carolina Educational
                Facilities (Wachovia Bank
                LOC) 4.60% 1-04-01.........     5,000,000
    500,000   University of North Carolina
                (Wachovia LOC) 5.00%
                1-04-01....................       500,000
                                             ------------
                                               11,850,000
                                             ------------
NEW YORK -- 0.8%
  3,700,000   New York City Municipal Water
                Finance Authority
                (FGIC/FGIC-SPI) 4.95%
                1-03-01....................     3,700,000
                                             ------------
OHIO -- 2.3%
  3,000,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 4.90%
                1-03-01....................     3,000,000
  5,905,000   Franklin County Hospital
                Revenue (Morgan Guaranty
                LOC) 4.90% 1-04-01.........     5,905,000
  2,000,000   Nordonia Hills Local School
                District 4.75% 3-20-01.....     2,001,898
                                             ------------
                                               10,906,898
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
PENNSYLVANIA -- 9.8%
$10,710,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 4.75% 1-03-01.........  $ 10,710,000
  5,200,000   Delaware Valley RFA (Credit
                Suisse LOC) 4.75%
                1-03-01....................     5,200,000
 12,900,000   Emmaus GRA (Bayerische
                Landesbank LOC) 5.00%
                1-03-01....................    12,900,000
  8,500,000   Emmaus GRA (KBC LOC) 5.00%
                1-03-01....................     8,500,000
  4,000,000   Montgomery County IDA (Banc
                One LOC) 4.30% 1-09-01.....     4,000,000
  5,000,000   Philadelphia TRANS 5.00%
                6-29-01....................     5,015,044
                                             ------------
                                               46,325,044
                                             ------------
SOUTH CAROLINA -- 0.6%
  2,800,000   Florence County Hospital
                Revenue (FGIC/First Union)
                4.75% 1-04-01..............     2,800,000
                                             ------------
TENNESSEE -- 2.6%
  5,660,000   Clarksville PBA (Bank of
                America LOC) 5.00%
                1-04-01....................     5,660,000
  1,100,000   Hamilton County (Nationsbank
                LOC) 5.00% 1-04-01.........     1,100,000
  4,000,000   Montgomery PBA (Bank of
                America LOC) 5.00%
                1-04-01....................     4,000,000
  1,700,000   Nashville-Davidson Counties
                HEFA (Nationsbank LOC)
                5.00% 1-04-01..............     1,700,000
                                             ------------
                                               12,460,000
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
TEXAS -- 14.0%
$ 9,500,000   Angelina River Authority
                (Bank of America LOC) 5.05%
                1-02-01....................  $  9,500,000
  3,650,000   Austin County IDA (Banc One
                LOC) 4.75% 1-03-01.........     3,650,000
  1,000,000   Board of Regents of the
                University of Texas (PUF)
                4.25% 1-17-01..............     1,000,000
  2,800,000   Brownsville Utility District
                (Toronto Dominion LOC)
                4.30% 3-16-01..............     2,800,000
              Dallas Area Rapid Transit
                District (West Deutsche
                Landesbank/Bayerische
                Landesbank LOC's)
  2,400,000   4.45% 1-22-01................     2,400,000
  4,000,000   4.40% 1-29-01................     4,000,000
  1,225,000   Garland ISD (Permanent School
                Fund Guaranteed LOC) 6.50%
                2-15-01....................     1,228,340
  3,000,000   Gulf Coast Waste Disposal
                Authority PCR 4.50%
                1-15-01....................     3,000,000
  5,000,000   Harris County HSA (MBIA/
                Morgan Guaranty) 5.00%
                1-03-01....................     5,000,000
  2,200,000   North Central Texas HFA
                (MBIA/Rabobank LOC) 5.00%
                1-02-01....................     2,200,000
  4,100,000   Northern Texas Higher
                Education Authority (Bank
                of America/Dexia LOC's)
                4.70% 1-03-01..............     4,100,000
  2,500,000   Northeast ISD (Permanent
                School Fund Guaranteed)
                6.50% 2-01-01..............     2,504,610
  1,000,000   Port Neches Grove ISD
                (Permanent School Fund
                Guaranteed) 7.00%
                2-15-01....................     1,003,204
    900,000   Richardson ISD (Permanent
                School Fund Guaranteed/
                United Bank of Switzerland)
                4.85% 1-04-01..............       900,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
TEXAS -- (CONTINUED)
$ 4,000,000   San Antonio C.P. (Landesbank
                Hessen Thuringen LOC) 4.30%
                1-08-01....................  $  4,000,000
  3,500,000   Tarrant County (Escrowed in
                U.S. Government Securities)
                5.75% 3-01-01..............     3,508,510
  2,000,000   Texas MPA (Chase/Morgan
                Guaranty/Bank of America
                LOC's) 4.45% 1-10-01.......     2,000,000
  3,100,000   Texas PFA 4.25% 1-12-01......     3,100,000
  4,000,000   Texas PFA 4.25% 2-07-01......     4,000,000
  1,600,000   Texas PFA 4.35% 2-14-01......     1,600,000
  5,000,000   Texas State TRANS 5.25%
                8-31-01....................     5,031,129
                                             ------------
                                               66,525,793
                                             ------------
UTAH -- 1.2%
  1,500,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 4.225%
                3-15-01....................     1,500,000
  4,000,000   Utah Transit Authority
                (Bayerische Landesbank LOC)
                4.65% 1-04-01..............     4,000,000
                                             ------------
                                                5,500,000
                                             ------------
VIRGINIA -- 1.6%
  3,000,000   Arlington IDA (Escrowed in
                U.S. Government Securities)
                7.125% 9-01-01.............     3,112,371
  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Banc One
                LOC) 4.98% 1-04-01.........     2,000,000
  2,395,000   Louisa County IDA
                (Nationsbank LOC) 5.00%
                1-04-01....................     2,395,000
                                             ------------
                                                7,507,371
                                             ------------

                       See Notes to Financial Statements.          ANNUAL REPORT

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
 ---------             -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
WASHINGTON -- 1.8%
$ 3,370,000   Port of Vancouver IDB (Bank
                of America LOC) 5.00%
                1-03-01....................  $  3,370,000
  5,100,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 4.90%
                1-03-01....................     5,100,000
                                             ------------
                                                8,470,000
                                             ------------
WISCONSIN -- 0.4%
  1,900,000   Wisconsin Health and
                Education Facilities (Bank
                One LOC) 5.00% 1-03-01.....     1,900,000
                                             ------------
WYOMING -- 0.1%
    700,000   Sublette County PCR 4.95%
                1-02-01....................       700,000
                                             ------------
TOTAL INVESTMENTS -- 98.0%.................   464,761,562(a)
Other Assets & Liabilities, Net -- 2.0%....     9,361,415
                                             ------------
TOTAL NET ASSETS -- 100.00%................   474,122,977
                                             ============

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

Legend:
C.P. -- Commercial Paper
EDA -- Economic Development Authority
GRA -- General Revenue Authority
HCA -- Health Care Authority
HCD -- Health Care District
HEFA -- Health Education Finance Authority
HFFA -- Health Facility Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
ISD -- Independent School District
ISTA -- Interlocal School Transportation Authority
LOC -- Letter of Credit
MPA -- Municipal Power Authority
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
PHD -- Public Hospital District
RFA -- Regional Finance Authority
TAANS -- Tax & Aid Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FGIC-SPI -- Financial Guaranty Insurance Corporation-Securities Purchased Inc. FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
PUF -- Permanent University Fund
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

                       See Notes to Financial Statements.          ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon. The Freedom Cash Management Fund has entered into a money market fund default insurance agreement with ICI Mutual Insurance Company as well.

                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $28,024 of custodian fees have been reduced by balance credits applied during the year ended December 31, 2000. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     As of December 31, 2000, the Freedom Cash Management Fund had $106,943 of capital loss carryforwards of which $95,472, $8,517, $1,978 and $976 expire on December 31, 2001, December 31, 2005, December 31, 2007 and December 31, 2008, respectively. As of December 31, 2000, the Freedom Government Securities Fund had $32,921 of capital loss carryforwards of which $18,859, $10,260 and $3,802 expire on December 31, 2002, December 31, 2005 and December 31, 2008, respectively.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Tucker Anthony Sutro (formerly Freedom Securities Corporation).

     FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the

                                                                   ANNUAL REPORT

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As transfer agent, Freedom Services Corp. received reimbursements from the Funds for maintaining and servicing shareholder accounts for the year ended December 31, 2000 as follows:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------
                         $3,731,200    $279,220      $180,500
                         ==========    ========      ========

     NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the year ended December 31, 2000 were as follows:

                                                                                      TAX
                                                  CASH            GOVERNMENT         EXEMPT
                                               MANAGEMENT         SECURITIES         MONEY
                                                  FUND               FUND             FUND
                                             ---------------    --------------    ------------
Purchases
  U.S. Government..........................        --           $3,468,451,696         --
  Other....................................  $22,730,531,093          --          $874,211,949
Sales
  U.S. Government..........................        --           $3,479,149,535         --
  Other....................................  $22,088,872,109          --          $775,435,175

                                                                   ANNUAL REPORT

                       NO SALES OR REDEMPTION CHARGES

                                DISTRIBUTORS

                        Tucker Anthony Incorporated
                             One Beacon Street
                        Boston, Massachusetts 02108

                            Telephone Toll Free
                                800-453-8206

                          Sutro & Co. Incorporated
                           201 California Street
                      San Francisco, California 94111

                             INVESTMENT ADVISER

                   Freedom Capital Management Corporation
                             One Beacon Street
                      Boston, Massachusetts 02108-3105

                          TRANSFER AND SHAREHOLDER
                               SERVICES AGENT

                        Freedom Services Corporation
                             15 Exchange Place
                           Jersey City, NJ 07302

                            Telephone Toll Free
                                800-453-8206

                            [FLAG LOGO] FREEDOM
                           FAMILY OF MUTUAL FUNDS

For information about the Funds, please see the attached Prospectus.

No person has been authorized to give any information or to make any representations not contained in the attached
Prospectus in connection with the offering made by the Prospectus and, if given or made, such information, or representation must not be relied upon as having been authorized by a Fund or its Distributor. The attached Prospectus does not constitute an offering by any Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                                                     FOIAPD 0201

                               FREEDOM GROUP
                               OF MONEY FUNDS

                                                                 [FREE LOGO]
                                             Freedom
                                         Cash Management
                                              Fund
                                                --
                                             Freedom
                                           Government
                                         Securities Fund
                                                --
                                             Freedom
                                           Tax Exempt
                                           Money Fund

                       PROSPECTUS - FEBRUARY 26, 2001
                     ANNUAL REPORT - DECEMBER 31, 2000